STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense			$ 0
Employee stock options issued	$ 0	$ 0
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted
Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 0		$ 0
Warrants granted	0	0	0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, granted during the period	24,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 600,000
Unrecognized compensation expense			$ 200,000
Period of recognition of compensation expense	1 year 10 months 24 days
Employee Stock Option2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards made under employee stock option plan	0		0
Number of securities remaining available for future issuance			155,000
Incentive stock options may be granted after 10th anniversary of date of Board approval	0
Employee Stock Option2020 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued	250,000				250,000
Number of securities remaining available for future issuance	56,000
Employee Stock Option2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued	168,950		168,950
Additional award granted	0		0